Income Tax (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Income Tax [Abstract]
Federal net operating losses	$ 11,000,000
State net operating losses	11,000,000
Accrued total penalties and interest	0
Recognized penalties and interest	$ 0